Cover	Feb. 16, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 16, 2023
Entity File Number	333-260982
Entity Registrant Name	Qualis Innovations, Inc.
Entity Central Index Key	0001871181
Entity Tax Identification Number	84-2488498
Entity Address, Address Line One	6898 S. University Blvd.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80122
City Area Code	(484)
Local Phone Number	483-2134
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false